INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 25 - INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2011	2010
	(In thousands)
ASSETS
Cash and due from banks	$2,138	$4,719
Investment in subsidiaries	154,494	171,493
Other assets	619	528
Total Assets	$157,251	$176,740

LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	$50,175	$50,175
Other liabilities	4,986	8,112
Shareholders' equity	102,090	118,453
Total Liabilities and Shareholders' Equity	$157,251	$176,740

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
OPERATING INCOME
Decrease in fair value of U.S. Treasury warrant	$1,137	$393	$-
Gain on extinguishment of debt	-	18,066	-
Other income	64	107	175
Total Operating Income	1,201	18,566	175

OPERATING EXPENSES
Interest expense	2,729	4,470	6,620
Administrative and other expenses	958	2,273	904
Total Operating Expenses	3,687	6,743	7,524
Income (Loss) Before Income Tax and Equity in Undistributed Net Loss of Subsidiaries	(2,486)	11,823	(7,349)
Income tax expense	(2)	-	(287)
Income (Loss) Before Equity in Undistributed Net Loss of Subsidiaries	(2,488)	11,823	(7,636)
Equity in undistributed net loss of subsidiaries	(17,712)	(28,532)	(82,591)
Net Loss	$(20,200)	$(16,709)	$(90,227)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Net Loss	$(20,200)	$(16,709)	$(90,227)
ADJUSTMENTS TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	157	-	-
Gain on extinguishment of debt	-	(18,066)	-
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	1	2	2
Increase in other assets	(92)	(618)	(411)
Increase (decrease) in other liabilities	(2,404)	1,977	4,531
Equity in undistributed net loss of subsidiaries' operations	17,712	28,532	82,591
Total Adjustments	15,374	11,827	86,713
Net Cash Used in Operating Activities	(4,826)	(4,882)	(3,514)

CASH FLOW USED IN INVESTING ACTIVITIES
Investment in subsidiaries	-	-	(13,000)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,245	1,118	1,852
Extinguishment of debt, net	-	(1,005)	-
Dividends paid	-	-	(3,384)
Net Cash From (Used in) Financing Activities	2,245	113	(1,532)
Net Decrease in Cash and Cash Equivalents	(2,581)	(4,769)	(18,046)
Cash and Cash Equivalents at Beginning of Year	4,719	9,488	27,534
Cash and Cash Equivalents at End of Year	$2,138	$4,719	$9,488